Income and Mining Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Current income and mining taxes	$ (159.5)	$ (411.8)	$ (436.4)	$ (234.0)
Deferred income and mining taxes	25.7	119.9	(115.6)	(124.4)
Income and mining tax expense	(133.8)	(291.9)	(552.0)	(358.4)
South Africa
Income Taxes [Line Items]
Current income and mining taxes	(39.0)	(72.4)	(108.3)	(67.7)
Deferred income and mining taxes	44.9	149.6	(70.1)	(58.6)
Ghana
Income Taxes [Line Items]
Current income and mining taxes	(73.4)	(170.6)	(180.5)	(98.6)
Deferred income and mining taxes	4.5	(36.8)	(12.0)	(28.1)
Australia
Income Taxes [Line Items]
Current income and mining taxes		(64.1)	(35.9)	(16.5)
Deferred income and mining taxes	(22.9)	(4.8)	(51.3)	(12.3)
Peru
Income Taxes [Line Items]
Current income and mining taxes	(47.1)	(104.7)	(111.7)	(51.2)
Deferred income and mining taxes	$ (0.8)	$ 11.9	$ 17.8	$ (25.4)